ACQUISITION AND DISPOSITIONS - ACQUISITIONS, MIDSTREAM (Details) CAD in Millions, $ in Millions			12 Months Ended
	Feb. 27, 2015 USD ($)	Feb. 27, 2015 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Feb. 27, 2015 CAD
Purchase price:
Cash				CAD 644	CAD 106	CAD 394
Midstream Business
ACQUISITIONS
Revenues since date of acquisition					2
Earnings before interest and income taxes since date of acquisition					CAD 0
Fair value of net assets acquired:
Property, plant and equipment							CAD 69
Intangible assets							40
Net assets acquired							109
Purchase price:
Cash	$ 85	CAD 106
Contingent consideration		CAD 3
Contingent future payment
Maximum contingent future payment	$ 17						21
Contingent future payment earnout period	5 years	5 years
Fair value of contingent consideration	$ 2						CAD 3
Midstream Business | Operating and administrative expense
Contingent future payment
Reversal of contingent consideration liability			$ 3	CAD 4